UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2012

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Anne K. Hill
                            Title: Assistant General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

     /s/ Anne K. Hill                Dallas, TX                May 15, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 73
                      Form 13F Information Table Value Total: $6,952,712
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AEROPOSTALE                   COM            007865108  102,536 4,742,623 SH          SOLE             4,742,623         0         0
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                 COM            00817Y108   56,652 1,129,430 SH          SOLE             1,129,430         0         0
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                    ORD            G02602103  130,621 4,136,208 SH          SOLE             4,136,208         0         0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   66,289   911,568 SH          SOLE               911,568         0         0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100  308,608   514,733 SH          SOLE               514,733         0         0
------------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD        SHS            Y0486S104  314,147 8,061,247 SH          SOLE             8,061,247         0         0
------------------------------------------------------------------------------------------------------------------------------------
AVERY DENNISON CORP           COM            053611109  115,464 3,832,190 SH          SOLE             3,832,190         0         0
------------------------------------------------------------------------------------------------------------------------------------
BANKRATE INC DEL              COM            06647F102   14,869   600,764 SH          SOLE               600,764         0         0
------------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC               COM            093671105   53,531 3,250,208 SH          SOLE             3,250,208         0         0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                   COM NEW        096227301    6,853 3,704,101 SH          SOLE             3,704,101         0         0
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTCOVE INC                COM            10921T101   11,210   502,252 SH          SOLE               502,252         0         0
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP         COM            14040H105   28,781   516,348 SH          SOLE               516,348         0         0
------------------------------------------------------------------------------------------------------------------------------------
CARBO CERAMICS INC            COM            140781105   32,186   305,223 SH          SOLE               305,223         0         0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101  220,962 8,521,463 SH          SOLE             8,521,463         0         0
------------------------------------------------------------------------------------------------------------------------------------
CARIBOU COFFEE INC            COM            142042209   18,786 1,007,828 SH          SOLE             1,007,828         0         0
------------------------------------------------------------------------------------------------------------------------------------
CHINA LODGING GROUP LTD       SPONSORED ADR  16949N109   17,086 1,461,549 SH          SOLE             1,461,549         0         0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION             COM            125509109  321,728 6,532,539 SH          SOLE             6,532,539         0         0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM NEW        172967424   60,266 1,648,854 SH          SOLE             1,648,854         0         0
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                COM            177376100   49,682   629,598 SH          SOLE               629,598         0         0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102   56,579   735,265 SH          SOLE               735,265         0         0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A           20030N101   96,943 3,230,372 SH          SOLE             3,230,372         0         0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL       20030N200   58,267 1,974,497 SH          SOLE             1,974,497         0         0
------------------------------------------------------------------------------------------------------------------------------------
CREDICORP LTD                 COM            G2519Y108  121,654   922,880 SH          SOLE               922,880         0         0
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION      COM            126650100  213,718 4,770,502 SH          SOLE             4,770,502         0         0
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                    COM            23918K108   52,805   585,616 SH          SOLE               585,616         0         0
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV                       COM CL A       25490A101  120,108 2,434,300 SH          SOLE             2,434,300         0         0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW           COM            256677105  161,540 3,496,541 SH          SOLE             3,496,541         0         0
------------------------------------------------------------------------------------------------------------------------------------
ENDO PHARMACEUTICALS HLDGS I  COM            29264F205  213,357 5,508,833 SH          SOLE             5,508,833         0         0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC           COM            302182100  112,539 2,077,140 SH          SOLE             2,077,140         0         0
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC         COM            307000109   42,569   672,712 SH          SOLE               672,712         0         0
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106   98,659 1,199,215 SH          SOLE             1,199,215         0         0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A           38259P508  279,786   436,320 SH          SOLE               436,320         0         0
------------------------------------------------------------------------------------------------------------------------------------
GREEN MTN COFFEE ROASTERS IN  COM            393122106  107,381 2,292,500 SH          SOLE             2,292,500         0         0
------------------------------------------------------------------------------------------------------------------------------------
GROUPON INC                   COM CL A       399473107  104,729 6,331,120 SH          SOLE             6,331,120         0         0
------------------------------------------------------------------------------------------------------------------------------------
HSN INC                       COM            404303109   20,866   548,679 SH          SOLE               548,679         0         0
------------------------------------------------------------------------------------------------------------------------------------
ICAD INC                      COM            44934S107       80   184,141 SH          SOLE               184,141         0         0
------------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------


IRONWOOD PHARMACEUTICALS INC  COM CL A       46333X108   27,974 2,101,695 SH          SOLE             2,101,695         0         0
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO           COM            46625H100  214,971 4,675,308 SH          SOLE             4,675,308         0         0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER A      530555101   73,202 1,461,709 SH          SOLE             1,461,709         0         0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104  130,824 3,292,818 SH          SOLE             3,292,818         0         0
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                 COM            58155Q103  213,615 2,433,806 SH          SOLE             2,433,806         0         0
------------------------------------------------------------------------------------------------------------------------------------
MEDLEY CAP CORP               COM            58503F106    7,747   687,420 SH          SOLE               687,420         0         0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    COM            64110D104  118,646 2,650,118 SH          SOLE             2,650,118         0         0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A           65248E104   96,965 4,919,590 SH          SOLE             4,919,590         0         0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                   COM            68389X105  118,877 4,076,728 SH          SOLE             4,076,728         0         0
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW             COM            690742101   75,864 2,105,582 SH          SOLE             2,105,582         0         0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108   12,118 3,543,333 SH          SOLE             3,543,333         0         0
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                COM            708160106   35,044   989,118 SH          SOLE               989,118         0         0
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM            717081103  163,647 7,226,628 SH          SOLE             7,226,628         0         0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             COM NEW        741503403  126,926   176,900 SH          SOLE               176,900         0         0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO         COM            743315103   56,245 2,426,447 SH          SOLE             2,426,447         0         0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103  311,357 4,574,744 SH          SOLE             4,574,744         0         0
------------------------------------------------------------------------------------------------------------------------------------
RENREN INC                    SPONSORED ADR  759892102   16,940 3,068,829 SH          SOLE             3,068,829         0         0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M  780097796   10,634   646,839 SH          SOLE               646,839         0         0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S  780097739    7,671   459,329 SH          SOLE               459,329         0         0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q 780097754   11,180   658,031 SH          SOLE               658,031         0         0
------------------------------------------------------------------------------------------------------------------------------------
SANDERSON FARMS INC           COM            800013104   17,558   331,088 SH          SOLE               331,088         0         0
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                 COM            803111103  203,292 9,442,246 SH          SOLE             9,442,246         0         0
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP              COM            812350106   72,395 1,092,755 SH          SOLE             1,092,755         0         0
------------------------------------------------------------------------------------------------------------------------------------
SIGNET JEWELERS LIMITED       SHS            G81276100   10,678   225,840 SH          SOLE               225,840         0         0
------------------------------------------------------------------------------------------------------------------------------------
SIRONA DENTAL SYSTEMS INC     COM            82966C103   55,236 1,071,713 SH          SOLE             1,071,713         0         0
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS ENTMT CORP NEW      COM            83001A102   29,246   625,315 SH          SOLE               625,315         0         0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM            83088M102  161,684 5,847,539 SH          SOLE             5,847,539         0         0
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                      COM            78442P106   99,771 6,330,638 SH          SOLE             6,330,638         0         0
------------------------------------------------------------------------------------------------------------------------------------
SOLARWINDS INC                COM            83416B109   13,874   358,968 SH          SOLE               358,968         0         0
------------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL             COM            88076W103   55,005   807,120 SH          SOLE               807,120         0         0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC           COM            893641100  113,113   977,138 SH          SOLE               977,138         0         0
------------------------------------------------------------------------------------------------------------------------------------
TRIQUINT SEMICONDUCTOR INC    COM            89674K103   14,466 2,097,981 SH          SOLE             2,097,981         0         0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD        SHS            H89128104  118,860 2,115,703 SH          SOLE             2,115,703         0         0
------------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC          COM            917047102   38,553 1,324,400 SH          SOLE             1,324,400         0         0
------------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL  COM            91911K102  116,720 2,175,793 SH          SOLE             2,175,793         0         0
------------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC                  CL A           961840105    6,059 1,756,106 SH          SOLE             1,756,106         0         0
------------------------------------------------------------------------------------------------------------------------------------
YOUKU INC                     SPONSORED ADR  98742U100  203,918 9,273,198 SH          SOLE             9,273,198         0         0
------------------------------------------------------------------------------------------------------------------------------------